Income tax - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2026	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statements [Line Items]
Deferred tax asset, not recognized in profit (loss)			$ 95.7	$ 90.8	$ 39.9
Tax effect of expense not deductible in determining taxable profit (tax loss)			408.5	313.9	181.0
Unrecognized assessed losses expiring within 5 years			21.2
Unrecognized assessed losses expiring later than 5 years			387.3
Declared dividend			25.0	20.0	0.0
Deductible temporary differences for which no deferred tax asset is recognised			116.6	82.0
Global minimum top-up tax			6.3	0.8	0.0
Dividends proposed or declared
Statements [Line Items]
Declared dividend		$ 60.5
Dividends withholding tax	$ 3.0
Betway Limited
Statements [Line Items]
Unused tax losses			$ 21.5	$ 77.9	$ 71.5